Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest and dividend income:
Interest and fees on loans	$ 10,387	$ 9,853
Interest on debt securities:
Taxable	1,340	1,529
Tax-exempt	457	477
Dividends	28	4
Other interest	45	141
Total interest and dividend income	12,257	12,004
Interest expense:
Interest on deposits	849	894
Interest on securities sold under agreements to repurchase	4	4
Interest on Federal Home Loan Bank advances	18	19
Total interest expense	871	917
Net interest and dividend income	11,386	11,087
Provision for loan losses	55	345
Net interest and dividend income after provision for loan losses	11,331	10,742
Noninterest income:
Service charges on deposit accounts	474	488
Writedown of securities (includes losses of $38 and $57, net of $30 and $40, respectively, recognized in other comprehensive income (loss) for the years ended December 31, 2014 and 2013, before taxes)	(8)	(17)
Gain on sales of investments	150	126
Mortgage banking activities	581	1,390
Investment services fees and commissions	237	231
Other service charges and fees	731	686
Increase in cash surrender value of life insurance policies	205	209
Other income	100	13
Total noninterest income	2,470	3,126
Noninterest expense:
Salaries and employee benefits	6,736	6,880
Occupancy expense	1,358	1,185
Equipment expense	443	290
Loss on sales and writedowns of other real estate owned	51	87
Professional fees	538	543
Advertising and promotions	594	756
Forms and supplies	172	144
Correspondent charges	205	318
FDIC assessment	374	188
Directors’ fees	254	264
Data processing	676	619
Other expense	1,599	1,325
Total noninterest expense	13,000	12,599
Income before income taxes	801	1,269
Income tax (benefit) expense	(4)	134
Net income	805	1,135
Net income available to common stockholders	$ 703	$ 1,029
Earnings per common share (in Dollars per share)	$ 0.80	$ 1.18
Earnings per common share, assuming dilution (in Dollars per share)	$ 0.79	$ 1.17